UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Consonance Capital Management LP
Address: 888 Seventh Avenue, 43rd Floor
         New York, NY  10019

13F File Number:  028-14924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendell Fowler
Title:     Chief Financial Officer
Phone:     212-660-8077

Signature, Place, and Date of Signing:

 /s/  Wendell Fowler     New York, NY     May 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $215,630 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFYMETRIX INC                 COM              00826T108    18607  3942226 SH       SOLE                  3942226        0        0
AMAG PHARMACEUTICALS INC       COM              00163U106    12666   531086 SH       SOLE                   531086        0        0
AMARIN CORP PLC                SPONS ADR NEW    023111206     4527   610900 SH       SOLE                   610900        0        0
BIOSCRIP INC                   COM              09069N108     5562   437634 SH       SOLE                   437634        0        0
CHINDEX INTERNATIONAL INC      COM              169467107     3185   231792 SH       SOLE                   231792        0        0
DEPOMED INC                    COM              249908104     5280   899405 SH       SOLE                   899405        0        0
DYAX CORP                      COM              26746E103      742   170100 SH       SOLE                   170100        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108    12371   214700 SH       SOLE                   214700        0        0
FURIEX PHARMACEUTICALS INC     COM              36106P101    21441   572075 SH       SOLE                   572075        0        0
GLOBUS MED INC                 CL A             379577208    13157   896245 SH       SOLE                   896245        0        0
JAZZ PHARMACEUTICALS PLC       SHS USD          G50871105    18987   339600 SH       SOLE                   339600        0        0
LIPOSCIENCE INC                COM              53630M108     4375   416313 SH       SOLE                   416313        0        0
MEDICINES CO                   COM              584688105    21432   641498 SH       SOLE                   641498        0        0
NANOSPHERE INC                 COM              63009F105     2090   954184 SH       SOLE                   954184        0        0
NPS PHARMACEUTICALS INC        COM              62936P103    17271  1692398 SH       SOLE                  1692398        0        0
QUESTCOR PHARMACEUTICALS INC   COM              74835Y101     7159   220000 SH       SOLE                   220000        0        0
SALIX PHARMACEUTICALS INC      COM              795435106    26596   519662 SH       SOLE                   519662        0        0
TARO PHARMACEUTICAL INDS LTD   SHS              M8737E108     3366    57356 SH       SOLE                    57356        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102    16816   276266 SH       SOLE                   276266        0        0